Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2023	2022	2021
	$m	$m	$m
Trade receivables	8,452	7,271	6,054
Less: Expected credit loss provision (Note 28)	(45)	(59)	(23)
	8,407	7,212	6,031
Other receivables	1,639	1,659	1,808
Prepayments	1,617	1,329	1,512
Government grants receivable	11	25	–
Accrued income	452	296	293
Trade and other receivables	12,126	10,521	9,644